Concentrations - Schedule of Concentration of Risk (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sales Revenue [Member] | 4 Customers [Member]
Total sales	$ 1,161,995	$ 1,298,372